DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [abstract]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Entity Interactive Data Current	Yes
Entity File Number	1-15200
Entity Registrant Name	Equinor ASA
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Address Address Line 1	Forusbeen 50
Entity Address City Or Town	Stavanger
Entity Address Country	NO
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	3,246,245,216
Document Transition Report	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001140625
Amendment Flag	false
Document Accounting Standard	International Financial Reporting Standards
Shell Company Report	false